Financial Instrument - Changes in Value of the investment (Detail) - Structured investments [member] ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Total exposure	₨ 47,717
Effect on pre-tax profit/(loss) of a 10% increase in the equity price	4,117
Effect on pre-tax equity of a 10% increase in the equity price	0
Effect on pre-tax profit/(loss) of a 10% decrease in the equity price	(1,927)
Effect on pre-tax equity of a 10% decrease in the equity price	₨ 0